IMPAIRMENT AND REVERSAL OF NON-CURRENT ASSETS - Assumptions (Details)	3 Months Ended	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2018 USD ($) $ / pound $ / ounce ozt Rate	Dec. 31, 2017 USD ($) $ / pound $ / ounce	Dec. 31, 2015 USD ($)
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Estimated Change in Discount Rate Used In Current Measurement Of Fair Value Less Costs Of Disposal		1.00%
Impairment (reversals) charges		$ 900,000,000	$ (212,000,000)
Copper | Average
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
WACC	9.00%	10.00%	9.00%
Gold[member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Mineral price (gold, in dollars per ounce; copper, in dollars per pound) | $ / ounce		1,250	1,200
Estimated Change in Discount Rate Used In Current Measurement Of Fair Value Less Costs Of Disposal		1.00%
NAV multiple		0.012	0.012
LOM year		15 years	17 years
Gold[member] | Average
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
NAV multiple		1,050.000	1,200.000
WACC	6.00%	7.00%	6.00%
Gold[member] | Minimum
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Mineral price (gold, in dollars per ounce; copper, in dollars per pound) | ozt		30
WACC	3.00%	3.00%	3.00%
Gold[member] | Maximum
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Mineral price (gold, in dollars per ounce; copper, in dollars per pound) | ozt		55
WACC	6.00%	11.00%	6.00%
Silver | Minimum
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Mineral price (gold, in dollars per ounce; copper, in dollars per pound) | ozt		0.41
Silver | Maximum
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Mineral price (gold, in dollars per ounce; copper, in dollars per pound) | ozt		0.76
Long-term | Copper
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Mineral price (gold, in dollars per ounce; copper, in dollars per pound) | $ / pound		2.85	2.75
Acacia Mining PLC
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Mineral price (gold, in dollars per ounce; copper, in dollars per pound)		1,200
WACC | Rate		11.00%
Lagunas Norte | Minimum
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
NAV multiple		1.100
Lagunas Norte | Maximum
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
NAV multiple		1.200
$100 Increase in Gold Price | Acacia Mining PLC
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Mineral price (gold, in dollars per ounce; copper, in dollars per pound) | $ / ounce		100
Estimated Change in Discount Rate Used In Current Measurement Of Fair Value Less Costs Of Disposal | Rate		1.00%
$100 Increase in Gold Price | Pueblo Viejo | Gold[member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges		$ 607,000
$100 Increase in Gold Price | Hemlo1 [Member] | Gold[member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges		0
$100 Increase in Gold Price | Veladero | Gold[member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges		(184,000,000)
$100 Increase in Gold Price | Kalgoorlie [Member] | Gold[member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges		0
$100 Decrease in Gold Price | Gold[member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges		$ (139,000)
$100 Decrease in Gold Price | Acacia Mining PLC
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Mineral price (gold, in dollars per ounce; copper, in dollars per pound) | $ / ounce		100
Impairment (reversals) charges		$ 98
$100 Decrease in Gold Price | Pueblo Viejo | Gold[member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges		(791,000)
$100 Decrease in Gold Price | Veladero | Gold[member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges		186,000,000
$100 Decrease in Gold Price | Kalgoorlie [Member] | Gold[member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges		$ (230,000)
$0.25 increase in copper [Member] | Lumwana [Member] | Copper
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Mineral price (gold, in dollars per ounce; copper, in dollars per pound)		0.25
Impairment (reversals) charges		$ 573,000,000
$0.25 decrease in copper [Member] | Lumwana [Member] | Copper
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Mineral price (gold, in dollars per ounce; copper, in dollars per pound) | $ / pound		0.25
Impairment (reversals) charges		$ 426,000,000
Other impaired assets [member] | Lagunas Norte
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges		166,000,000
Estimated gold price		1,250
Impairment (reversals) of long lived assets
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges		746,000,000
Impairment (reversals) of long lived assets | Pueblo Viejo | Gold[member] | One percent decrease in WACC [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges		540,000,000		$ 0
Impairment (reversals) of long lived assets | Veladero | Gold[member] | One percent decrease in WACC [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges		$ 42,000,000
Individual assets or cash-generating units [member] | Lumwana [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversals) charges	$ (259,000,000)
Individual assets or cash-generating units [member] | Lagunas Norte
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
WACC | Rate		3.80%
Impairment (reversals) charges		$ 405,000,000	$ 3,000,000
Estimated gold price		$ 1,200